15 - Concentrations	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
15-	Concentrations

The Company purchased 100% of its product packaging from one supplier during the years ended December 31, 2011 and 2010.  A disruption in the availability of product packaging from this supplier could cause a possible loss of sales, which could affect operating results adversely.

The Company derived approximately $4,972,000 or 83% and approximately $3,221,000 or 100%, of its revenue from one customer during the years ended December 31, 2011 and 2010, respectively.